Notes Payable in Default (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable in Default [Abstract]
Schedule of Notes Payable

Notes payable as of March 31, 2026 and December 31, 2025 consist of the following:

	March 31, 2026	December 31, 2025
Note payable issued April 7, 2014	$80,000	$80,000
Total	80,000	80,000
Less current portion	(80,000)	(80,000)
Long term portion	$-	$-

Notes payable as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Note payable issued April 7, 2014	$80,000	$80,000
Total	80,000	80,000
Less current portion	(80,000)	(80,000)
Long term portion	$—	$—